Document and Entity Information	Jan. 31, 2017
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2017
Registrant Name	LAZARD FUNDS INC
Central Index Key	0000874964
Amendment Flag	false
Document Creation Date	Jan. 31, 2017
Document Effective Date	Jan. 31, 2017
Prospectus Date	Apr. 29, 2016